Capital and Financial Risk Management - Schedule of Currency Exposure of Financial Assets and Financial Liabilities (Details) - USD ($)	Mar. 31, 2026		Mar. 31, 2025
Euro [Member]
Schedule of Currency Exposure of Financial Assets and Financial Liabilities [Line Items]
Currency exposure of financial assets and financial liabilities	$ 296,000		$ 98,000
Foreign exchange rates	9,800		5,000
Hong Kong Dollar [Member]
Schedule of Currency Exposure of Financial Assets and Financial Liabilities [Line Items]
Currency exposure of financial assets and financial liabilities	1,000		82,000
Foreign exchange rates			4,000
Singapore Dollar [Member]
Schedule of Currency Exposure of Financial Assets and Financial Liabilities [Line Items]
Currency exposure of financial assets and financial liabilities	36,000		18,000
Foreign exchange rates	$ 1,800	[1]	$ 1,000

[1]	denotes figure less than USD1,000